Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets	$ 11,915	$ 11,886
PGG Wrightson Limited PGW [Member]
Applicable tax rate	28.00%
Allowance for credit losses [member]
Deferred tax assets	$ 7,500	7,600
Other temporary differences [member]
Deferred tax assets	1,800	1,800
Unused tax losses [member]
Deferred tax assets	$ 8,300	$ 10,200